February 6, 2009

Richard Pfordte

Office of Disclosure and Review

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:

SGM Funds, File Nos. 333-154553, 811-22247.

Dear Mr. Pfordte:

On behalf of SGM Funds (the "Registrant") we hereby submit, via electronic filing, Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement.  On October 21, 2008, the Registrant, on behalf of the SGM Global Hard Asset Fund (the "Fund"), the sole series of the Registrant, filed its registration statement on Form N-1A.  On January 30, 2009 you provided oral comments regarding the filing and a response letter, dated December 19, 2008, to written comments provided by Kimberly Browning.  Please find below the Registrant's responses to your comments.  For your convenience, your comments and headings have been reproduced with responses following each comment.  The Registration Statement has been revised in response to both your comments received January 30, 2009 and the comment letter from Ms. Browning.  All changes are marked.

Prospectus Comments

1.

Please remove references to "transportation" and "facilitation" in the definition of hard asset and hard asset industries under the section entitled The Fund's Principal Investment Strategies.

Response

"Transportation" and "distribution or facilitation of processes" have been removed from the definition as requested.

2.

Please compare the Fund to a diversified fund when describing the attributes of a non-diversified fund.

Response

Such a comparison has been added.

3.

Please clarify whether the Adviser's environmental, social and governance ("ESG") investing screens are subjective or objective, and whether the screen is absolute or a general principal followed by the Adviser.

Response

The prospectus has been amended as requested.

4.

Please provide further detail regarding partnership interests in the bullet point sub-paragraph describing equity securities.

Response

"Partnership interests" has been further qualified to read "publicly traded limited partnership interests".

5.

Please provide further detail explaining how "municipal debt" may be regarded as a hard asset issuer.

Response

"Municipal debt" has been removed from the type of securities described under The Fund's Principal Investment Strategies.

6.

Please specify that other investment companies in which the Fund invests, must themselves have at least 80% of their assets invested in hard assets or hard asset issuers.

Response

The prospectus has been amended as requested.

7.

Please add risk disclosures describing ETF market value versus net asset value deviation risk.

Response

Such risk disclosures have been added under the section entitled The Fund's Principal Investment Risks.

8.

Please add risk disclosures describing the linkage between hard assets and certain instruments that derive their value from hard assets, including, if instructive, some examples.  Also, if a principal risk, discuss over-the-counter ("OTC") trading of structured notes.

Response

Such additional risk disclosures and examples have been added under the sections entitled Certain Instruments That Derive Their Value From Hard Assets and subsections entitled Structured Notes and ETFs and under The Fund's Principal Investment Risks subsection ETF and Investment Company Risks.  The Registrant does not view the OTC market in structured notes to be a principal risk.

9.

Please add risk disclosures describing convertible security risk, small-cap risk and that hard asset may be more volatile.

Response

Such risk disclosures have been added under the section entitled The Fund's Principal Investment Risks.

10.

Please describe the investment adviser's investment strategy following failed shareholder activism.  Additionally, please describe the risk that investing under an environmental, social and governance ("ESG") principals may restrict the Fund to investing in a universe of less profitable companies.

Responses

(A) A description of the investment adviser's course of action following failed activism has been added under the Adviser's Principal Investment Strategies Environmental, Social and Governance Principles subsection.

(B) After review, we note that the Fund already describes such a risk under The Fund's Principal Investment Risks Environmental, Social and Corporate Governance Investing Risk subsection.

11.

Please clarify the Fund's international investing policy under as described under the subsection entitled No Limitations on Sector, Limitations on Geography.

Response

The limitation on geography has been simplified to make clear that the Fund will not invest more than 25% of its assets in any one foreign country.

Statement of Additional Information Comments

12.

Please add disclosure to the Fund's non-fundamental policy of not investing in illiquid securities to address investments that become illiquid after purchase.

Response

Such a disclosure has been added.

13.

Please add to the description of the disclosure of the performance bonus that may be paid to the Fund's portfolio manager to include tax and time dimensions.

Response

The description of the performance bonus pay structure used by the Fund's investment adviser to reward the portfolio manager has been expanded to include the performance measurement time period and its calculation relative to pre-tax performance.

The Registrant hereby requests immediate acceleration of the effective date of this Amendment to the Registrant's Registration Statement or, in the alternative, acceleration to the earliest possible time on or before February 10, 2009.

The Registrant hereby acknowledges that:

1.

Should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

2.

The action of the Commission or the staff, acting pursuant to delegated authority in declaring the filing effective, does not relieve the Registrant from its full responsibility for the adequacy and accuracy for the disclosure in the filing; and

3.

The Registrant may not assert this action as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

If you have any questions or additional comments, please call Parker Bridgeport at (614) 469-3238 or the undersigned at (513) 352-6725.

Best regards,

/s/ JoAnn M. Strasser

JoAnn M. Strasser

JoAnn.Strasser@ThompsonHine.com   Phone 513.352.6725   Fax 513.241.4771